Financial assets at fair value through other comprehensive income (Tables)	12 Months Ended
Dec. 31, 2025
Financial assets at fair value through other comprehensive income
Schedule of investments at fair value through Other Comprehensive Income (OCI)

December 31,
2025
Stalicla SA	285,962
Total	285,962